United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Quarter ended 09/30/2012

Item 1. Schedule of Investments

Federated Capital Appreciation Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—99.7%
		Consumer Discretionary—11.7%
43,300		Comcast Corp., Class A	$1,548,841
154,767		D. R. Horton, Inc.	3,194,391
22,532	[1]	Discovery Communications, Inc.	1,343,583
48,000		Foot Locker, Inc.	1,704,000
52,000	[1]	Hyatt Hotels Corp.	2,087,800
66,000		Las Vegas Sands Corp.	3,060,420
35,600		Macy's, Inc.	1,339,272
10,800		Nike, Inc., Class B	1,025,028
3,000	[1]	Priceline.com, Inc.	1,856,190
39,794		Scripps Networks Interactive	2,436,587
21,300		Walt Disney Co.	1,113,564
		TOTAL	20,709,676
		Consumer Staples—6.2%
60,300		Altria Group, Inc.	2,013,417
53,300		Procter & Gamble Co.	3,696,888
71,808		The Coca-Cola Co.	2,723,677
34,600		Wal-Mart Stores, Inc.	2,553,480
		TOTAL	10,987,462
		Energy—12.7%
33,000	[1]	Cameron International Corp.	1,850,310
27,080		Chevron Corp.	3,156,445
25,000		Exxon Mobil Corp.	2,286,250
51,100		Halliburton Co.	1,721,559
86,000		Marathon Oil Corp.	2,543,020
31,700		National-Oilwell, Inc.	2,539,487
33,700		Occidental Petroleum Corp.	2,900,222
34,402		Phillips 66	1,595,221
25,500		Schlumberger Ltd.	1,844,415
44,600	[1]	Transocean Ltd.	2,002,094
		TOTAL	22,439,023
		Financials—16.8%
9,400		BlackRock, Inc.	1,676,020
63,600		Citigroup, Inc.	2,080,992
53,800		Discover Financial Services	2,137,474
94,385		JPMorgan Chase & Co.	3,820,705
52,500		Marsh & McLennan Cos., Inc.	1,781,325
133,405		MetLife, Inc.	4,597,136
55,200		PNC Financial Services Group	3,483,120
19,800		Simon Property Group, Inc.	3,005,838
111,900		SunTrust Banks, Inc.	3,163,413
114,155		Wells Fargo & Co.	3,941,772
		TOTAL	29,687,795
		Health Care—11.8%
55,428	[1]	Amarin Corporation PLC., ADR	698,393
53,300		Bristol-Myers Squibb Co.	1,798,875
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
24,000	[1]	Gilead Sciences, Inc.	$1,591,920
34,200		GlaxoSmithKline PLC, ADR	1,581,408
28,800		Humana, Inc.	2,020,320
41,400		Johnson & Johnson	2,852,874
15,300		McKesson Corp.	1,316,259
44,300		Merck & Co., Inc.	1,997,930
70,600	[1]	Mylan Laboratories, Inc.	1,722,640
130,400		Pfizer, Inc.	3,240,440
37,000		UnitedHealth Group, Inc.	2,050,170
		TOTAL	20,871,229
		Industrials—12.9%
53,800		Danaher Corp.	2,967,070
17,800		Dover Corp.	1,058,922
127,736		General Electric Co.	2,900,884
51,189		Honeywell International, Inc.	3,058,543
29,300		Northrop Grumman Corp.	1,946,399
20,800		Parker-Hannifin Corp.	1,738,464
29,340		Union Pacific Corp.	3,482,658
31,300		United Parcel Service, Inc.	2,240,141
44,407		United Technologies Corp.	3,476,624
		TOTAL	22,869,705
		Information Technology—21.4%
10,931		Accenture PLC	765,498
12,900	[1]	Alliance Data Systems Corp.	1,831,155
13,310		Apple, Inc.	8,881,230
25,800	[1]	Broadcom Corp.	892,164
128,433	[1]	EMC Corp.	3,502,368
40,900	[1]	eBay, Inc.	1,979,969
11,100	[1]	F5 Networks, Inc.	1,162,170
5,500	[1]	Google, Inc.	4,149,750
98,700		Intel Corp.	2,238,516
138,538		Microsoft Corp.	4,125,662
38,600		Oracle Corp.	1,215,514
43,500		Qualcomm, Inc.	2,718,315
16,400	[1]	VMware, Inc., Class A	1,586,536
20,300		Visa, Inc., Class A	2,725,884
		TOTAL	37,774,731
		Materials—5.0%
5,400		CF Industries Holdings, Inc.	1,200,096
33,200		Du Pont (E.I.) de Nemours & Co.	1,668,964
37,400		Eastman Chemical Co.	2,132,174
28,100		Freeport-McMoran Copper & Gold, Inc.	1,112,198
16,400		Newmont Mining Corp.	918,564
15,200		PPG Industries, Inc.	1,745,568
		TOTAL	8,777,564
		Telecommunication Services—1.2%
45,000		Verizon Communications, Inc.	2,050,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $149,901,259)	176,167,835
2

Shares or Principal Amount		Value
	Repurchase Agreement—0.7%
$1,265,000	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	$1,265,000
	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $151,166,259)[2]	177,432,835
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(698,518)
	TOTAL NET ASSETS—100%	$176,734,317
1	Non-income producing security.
2	At September 30, 2012, the cost of investments for federal tax purposes was $151,166,259. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $26,266,576. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,824,965 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,558,389.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
3

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$170,041,525	$—	$—	$170,041,525
International	6,126,310	—	—	6,126,310
Repurchase Agreement	—	1,265,000	—	1,265,000
TOTAL SECURITIES	$176,167,835	$1,265,000	$—	$177,432,835
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—95.3%
		Aerospace/Defense—1.2%
$350,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$294,000
525,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	547,312
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	291,500
768,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	818,619
225,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	237,375
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,276,500
		TOTAL	3,465,306
		Automotive—5.8%
750,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	757,500
200,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	217,250
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	538,750
275,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	279,813
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	526,063
350,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	371,000
200,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	213,000
925,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	989,750
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	462,188
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,067,281
250,000		Ford Motor Credit Co., 4.25%, 2/3/2017	266,015
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	280,625
450,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	470,550
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	300,985
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	290,347
150,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	189,050
550,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	587,125
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,037,375
925,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	1,011,719
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	1,005,125
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	444,000
825,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	928,125
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	678,125
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	495,000
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	163,875
429,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	480,480
625,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	676,562
1,525,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,525,000
		TOTAL	16,252,678
		Building Materials—3.1%
200,000		Anixter International, Inc., 5.625%, 5/1/2019	210,000
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	219,500
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	330,000
600,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	652,500
800,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	871,000
825,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	874,500
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,111,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Building Materials—continued
$950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	$1,016,500
400,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	444,000
150,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	151,125
1,000,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	1,048,750
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	982,063
625,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	684,375
		TOTAL	8,595,313
		Chemicals—2.4%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	352,625
1,025,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	994,250
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	800,187
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	471,188
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	705,250
275,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	316,250
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	441,000
550,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	556,875
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	365,000
900,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	913,500
564,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	618,990
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	281,329
		TOTAL	6,816,444
		Construction Machinery—0.8%
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	220,500
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	601,125
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,236,250
150,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	161,625
		TOTAL	2,219,500
		Consumer Products—4.0%
550,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	548,625
750,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	815,625
850,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	977,500
625,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	675,000
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	607,750
225,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	252,000
500,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	541,250
1,075,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,092,469
675,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	695,250
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	268,125
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	125,625
850,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	905,250
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,089,900
750,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	777,187
100,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	113,250
1,600,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,592,000
200,000	[1,2]	Wolverine World Wide, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/15/2020	207,000
		TOTAL	11,283,806
		Energy—7.8%
675,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	131,625
1,075,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,091,125

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$125,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	$128,750
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	264,375
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	133,750
375,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	421,875
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,078,250
1,200,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,272,000
450,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	451,687
650,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	627,250
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	434,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	414,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	468,281
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	303,000
550,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	592,625
275,000		Concho Resources, Inc., 5.50%, 4/1/2023	287,719
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	506,250
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	281,993
225,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	241,031
850,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	927,562
175,000		Energy XXI Gulf Coast Inc., 7.75%, 6/15/2019	186,375
675,000		Energy XXI Gulf Coast Inc., 9.25%, 12/15/2017	761,062
825,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	804,375
300,000	[1,2]	Forest Oil Corp., Series 144A, 7.50%, 9/15/2020	298,125
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	972,562
575,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	589,375
450,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	478,125
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	226,125
500,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	550,000
375,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	335,625
300,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	333,375
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	399,375
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	689,000
200,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	199,250
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	789,375
500,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	510,000
275,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	278,438
150,000	[1,2]	Sandridge Energy, Inc., Series 144A, 7.50%, 2/15/2023	154,875
1,100,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	1,172,875
325,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	360,750
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	456,875
200,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	205,500
350,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	353,063
675,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	739,125
		TOTAL	21,900,773
		Entertainment—0.9%
825,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	941,531
725,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	808,375
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	363,188
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—continued
$375,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	$418,125
		TOTAL	2,531,219
		Environmental—0.1%
300,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	306,750
		Financial Institutions—4.6%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	287,813
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,615,625
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	614,775
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,628,361
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	287,787
400,000		CIT Group, Inc., 5.00%, 5/15/2017	429,000
850,000		CIT Group, Inc., 5.25%, 3/15/2018	915,875
150,000		CIT Group, Inc., 5.375%, 5/15/2020	163,125
625,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	654,687
550,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	573,654
625,000		International Lease Finance Corp., 5.875%, 8/15/2022	647,008
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	159,812
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	378,000
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	298,125
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	685,500
1,625,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,909,375
300,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	322,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	240,750
1,225,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	1,225,000
		TOTAL	13,036,772
		Food & Beverage—4.1%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,078,885
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	871,259
375,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	406,875
200,000		Constellation Brands, Inc., 4.625%, 3/1/2023	205,000
1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,085,000
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,059,125
1,475,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,524,781
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,904,000
200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	217,750
624,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	641,160
625,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	650,000
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	254,250
1,400,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,466,500
		TOTAL	11,364,585
		Gaming—3.9%
850,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	886,125
782,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	817,190
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	486,000
350,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	353,500
1,375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,485,000
400,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	401,000
875,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	878,281
475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	498,750

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—continued
$1,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	$1,236,250
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	252,281
225,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	225,563
525,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	574,875
650,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	693,875
765,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	785,433
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	496,125
750,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	808,125
		TOTAL	10,878,373
		Health Care—10.0%
775,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	763,375
1,075,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	1,116,656
1,810,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,929,912
950,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	921,500
925,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	864,875
1,125,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,032,188
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	192,375
75,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	80,156
575,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	570,688
650,000		DaVita, Inc., 5.75%, 8/15/2022	679,250
1,400,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,491,000
875,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	971,250
1,200,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,314,000
425,000		HCA, Inc., Revolver - 1st Lien, 5.875%, 3/15/2022	462,719
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	714,125
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	529,625
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,673,125
475,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	505,875
1,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,248,000
975,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,099,313
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,581,750
700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	773,500
500,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	534,375
650,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	669,500
775,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	844,750
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.111%, 6/1/2015	248,750
525,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	548,625
1,450,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	1,474,469
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,474,687
650,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	698,750
		TOTAL	28,009,163
		Industrial - Other—3.9%
275,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	294,938
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	298,375
600,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	616,500
925,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	996,687
700,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	742,000
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	905,625
575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	586,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Industrial - Other—continued
$650,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	$685,750
725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	728,625
650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	572,000
225,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	235,125
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	563,750
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	310,500
337,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	382,495
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	669,500
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	913,687
825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	891,000
382,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	427,363
		TOTAL	10,820,420
		Lodging—0.3%
150,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	164,250
731,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	754,758
		TOTAL	919,008
		Media - Cable—1.3%
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	246,938
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	616,687
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	109,500
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	113,500
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	625,312
175,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	179,813
1,375,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	1,416,250
218,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	242,525
		TOTAL	3,550,525
		Media - Non-Cable—6.4%
475,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	539,125
1,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,163,500
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	920,125
1,000,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	980,000
150,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	144,750
1,225,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,378,125
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	830,875
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	903,375
711,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	771,435
850,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	914,175
1,575,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	55,125
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	509,625
200,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	199,750
770,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	804,650
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	651,000
525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	570,938
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	305,250
225,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	240,750
36,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	36,135
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	987,525
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	283,125
400,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	399,500

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$225,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	$210,375
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,305,250
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	275,000
850,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	861,687
625,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	675,000
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,082,250
		TOTAL	17,998,420
		Metals & Mining—0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
250,000		Penn Virginia Resource Partners LP, 8.25%, 4/15/2018	259,375
575,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	596,563
		TOTAL	856,013
		Packaging & Containers—4.1%
1,100,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,171,500
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	212,000
500,000		Ball Corp., 5.00%, 3/15/2022	524,375
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	358,313
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	395,500
997,758		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,057,623
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	224,000
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	145,000
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	821,500
1,000,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	1,001,250
1,250,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	1,246,875
775,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	790,500
300,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	307,500
1,400,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	1,496,250
200,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	212,000
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	141,750
1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,406,250
		TOTAL	11,512,186
		Paper—0.5%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	109,250
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	193,813
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	247,500
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	222,500
600,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	628,500
		TOTAL	1,401,563
		Restaurants—1.4%
1,550,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,755,375
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,299,375
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	845,750
		TOTAL	3,900,500
		Retailers—4.1%
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	938,187
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	247,500
975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	932,344
1,575,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,614,375

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	$676,563
950,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,023,625
150,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	161,250
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,282,250
825,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	882,750
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	107,000
725,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	810,187
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,841,875
300,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	309,000
650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	676,000
		TOTAL	11,502,906
		Services—1.2%
775,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	817,625
1,000,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,055,000
650,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	679,250
350,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	362,250
375,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	391,875
		TOTAL	3,306,000
		Technology—14.0%
175,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	169,750
1,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,071,000
1,125,000	[1]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	742,500
950,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	980,875
775,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	883,500
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	375,375
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,720,687
1,225,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,329,125
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,355,250
950,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	1,033,125
1,100,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,188,000
1,375,000		Epicor Software Corp., 8.625%, 5/1/2019	1,457,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	440,000
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	280,625
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	325,813
2,425,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,455,312
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	625,313
1,025,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,119,812
575,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	595,125
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	1,019,812
875,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	984,375
200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	201,500
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	508,500
1,100,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	1,122,000
1,100,000		Lender Processing Services, 5.75%, 4/15/2023	1,122,000
1,275,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,338,750
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	932,250
550,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	541,750
250,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	253,750
275,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	285,313

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	$924,750
700,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	511,000
200,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	222,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,084,687
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	268,750
500,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	557,500
1,550,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,774,750
1,100,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,179,750
1,075,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,069,625
525,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	548,625
1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,181,625
1,075,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,161,000
425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	502,563
975,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	1,067,625
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	725,000
		TOTAL	39,237,937
		Transportation—0.4%
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	450,500
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	542,500
		TOTAL	993,000
		Utility - Electric—1.6%
600,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	651,000
175,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	182,000
575,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	613,812
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	508,500
174,330	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	137,487
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	876,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	135,938
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	491,625
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	559,125
275,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	216,562
		TOTAL	4,372,049
		Utility - Natural Gas—3.2%
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	398,438
600,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	630,000
950,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,018,281
575,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	648,532
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	231,359
1,400,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,596,000
400,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	421,000
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	380,625
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	567,000
200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	202,750
244,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	267,485
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	321,750
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	765,938
949,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	1,017,803
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	218,000

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$200,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	$213,000
		TOTAL	8,897,961
		Wireless Communications—3.2%
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	463,250
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	109,750
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	504,000
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	206,000
1,300,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	1,371,500
1,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,235,219
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	434,000
1,350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,248,750
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,032,875
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,112,312
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	336,750
		TOTAL	9,054,406
		Wireline Communications—0.7%
325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	329,469
75,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	79,031
600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	650,250
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	640,500
175,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	179,156
		TOTAL	1,878,406
		TOTAL CORPORATE BONDS (IDENTIFIED COST $255,627,751)	266,861,982
		COMMON STOCKS—0.1%
		Automotive—0.1%
9,693	[3]	General Motors Co.	220,516
2,400,000	[1,3,5]	General Motors Co. Escrow Shares	0
2,433	[3]	Motors Liquidation Co.	40,874
		TOTAL	261,390
		Metals & Mining—0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other—0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,548,493)	261,390
		WARRANTS—0.1%
		Automotive—0.1%
8,811	[3]	General Motors Co., Warrants	121,415
8,811	[3]	General Motors Co., Warrants	72,779
		TOTAL WARRANTS (IDENTIFIED COST $1,026,733)	194,194
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	561,319

Principal Amount or Shares		Value
	Repurchase Agreement—4.2%
$11,879,000	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	$11,879,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $270,270,845)[6]	279,757,885
	OTHER ASSETS AND LIABILITIES - NET—0.1%[7]	383,148
	TOTAL NET ASSETS—100%	$280,141,033
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $94,989,984, which represented 33.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $93,815,997, which represented 33.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	11/12/2010-2/28/2012	$1,128,250	$742,500
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-3/25/2008	$320,896	$294,000
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$174,330	$137,487
General Motors Co. Escrow Shares	4/21/2011	$50,060	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2012, the cost of investments for federal tax purposes was $270,055,878. The net unrealized appreciation of investments for federal tax purposes was $9,702,007. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,496,212 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,794,205.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$266,806,782	$55,200[1]	$266,861,982
Equity Securities:
Common Stock
Domestic	261,390	—	0[1]	261,390
International	—	—	0	0
Preferred Stock
Domestic	—	561,319	—	561,319
Warrants	194,194	—	—	194,194
Repurchase Agreement	—	11,879,000	—	11,879,000
TOTAL SECURITIES	$455,584	$279,247,101	$55,200	$279,757,885
1	Includes $17,719 of a corporate bond security and $36,000 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
13
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—93.2%
		Consumer Discretionary—11.9%
11,499	[1]	Allison Transmission Holdings, Inc.	$231,360
17,213		Arezzo Industria e Comercio SA	310,424
12,000	[2]	Cia Hering	271,284
2,500		Continental AG	244,802
40,744		D. R. Horton, Inc.	840,956
17,600	[2]	Del Frisco's Restaurant Group LLC	262,240
5,600		Johnson Controls, Inc.	153,440
88,300		L'Occitane International SA	233,446
17,900		Las Vegas Sands Corp.	830,023
19,000	[2]	Melco PBL Entertainment (Macau) Ltd., ADR	256,120
7,278	[2]	Meritage Corp.	276,782
19,400	[2]	Michael Kors Holdings Ltd.	1,031,692
490,283		NagaCorp Limited	274,415
15,300		National CineMedia, Inc.	250,461
4,200	[2]	Penn National Gaming, Inc.	181,020
250,000		Prada Holding SpA	1,869,991
2,254		Ralph Lauren Corp.	340,872
35,489		Restoque Comercio e Confeccoes de Roupas SA	160,180
12,800	[2]	Sally Beauty Holdings, Inc.	321,152
974,500	[2]	Samsonite International SA	1,865,036
16,199	[2]	Shutterfly, Inc.	504,113
3,926		Sinclair Broadcast Group, Inc.	44,010
5,232		Starbucks Corp.	265,524
1,800	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	173,349
36,604	[2]	Yoox SpA	468,498
		TOTAL	11,661,190
		Consumer Staples—0.6%
36,600		Almacenes Exito S.A.	599,908
		Energy—0.1%
17,600	[2]	Gevo, Inc.	37,488
		Financials—18.0%
134,500	[2]	American International Group, Inc.	4,410,255
15,700		Banco BTG Pactual SA	250,147
6,065		BlackRock, Inc.	1,081,389
375,428		CETIP SA-Mercados Organizado	4,926,075
47,047		EverBank Financial Corp.	647,837
82,400		Fibra Uno Administracion SA	186,607
138,600		Housing Development Finance Corp. Ltd.	2,025,460
34,800		JP Morgan Chase & Co.	1,408,704
44,143		LPS Brasil Cons De Imoveis	794,563
13,800		Multiplan Empreendimentos Imobiliarios SA	406,325
7,840	[2]	Spirit Realty Capital, Inc.	121,520
42,300		Wells Fargo & Co.	1,460,619
		TOTAL	17,719,501
1

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—25.5%
58,487	[2]	Alkermes, Inc.	$1,213,605
10,500		Allergan, Inc.	961,590
15,800	[2]	Amarin Corporation PLC., ADR	199,080
7,900	[2]	Biogen Idec, Inc.	1,178,917
34,736	[2]	Conceptus, Inc.	705,488
165,900	[2]	Corcept Therapeutics, Inc.	462,861
43,500	[2]	Cubist Pharmaceuticals, Inc.	2,074,080
128,762	[2]	Dexcom, Inc.	1,935,293
317,209	[2]	Dyax Corp.	824,744
42,986	[2]	Dynavax Technologies Corp.	204,613
69,200	[2]	ExamWorks Group, Inc.	1,032,464
45,600	[2]	Express Scripts Holding Co.	2,857,752
23,300	[2]	Gilead Sciences, Inc.	1,545,489
1,700	[2]	Heartware International, Inc.	160,633
4,300	[2]	Hologic, Inc.	87,032
42,179	[2]	Insulet Corp.	910,223
74,688	[2]	Nektar Therapeutics	797,668
91,500	[2]	Progenics Pharmaceuticals, Inc.	262,605
116,130	[1,2]	Protalix Biotherapeutics, Inc.	601,554
3,241	[2]	Regeneron Pharmaceuticals, Inc.	494,771
47,500	[2]	Repligen Corp.	283,100
34,274	[2]	Salix Pharmaceuticals Ltd.	1,451,161
28,960	[2]	Seattle Genetics, Inc.	780,472
31,045	[2]	Threshold Pharmaceuticals, Inc., Class THL	224,766
53,098	[2]	Vical, Inc.	229,383
14,954	[2]	Vivus, Inc.	266,480
121,600	[2]	Warner Chilcott PLC	1,641,600
10,800	[2]	Watson Pharmaceuticals, Inc.	919,728
285,000	[2]	Zogenix, Inc.	758,100
		TOTAL	25,065,252
		Industrials—12.2%
3,772		CLARCOR, Inc.	168,344
22,303		Chicago Bridge & Iron Co., N.V.	849,521
1,760		Cummins, Inc.	162,290
17,400		Danaher Corp.	959,610
29,380		Expeditors International Washington, Inc.	1,068,257
5,507	[2]	IHS, Inc., Class A	536,106
11,300		Kansas City Southern Industries, Inc.	856,314
2,300		Kuehne & Nagel International AG	259,713
43,985	[2]	MRC Global, Inc.	1,081,591
8,788		MSC Industrial Direct Co.	592,839
19,900	[2]	Owens Corning, Inc.	665,854
3,700		Precision Castparts Corp.	604,358
17,400	[2]	Quanta Services, Inc.	429,780
38,214	[2]	RPX Corp.	428,379
10,125		Ryder System, Inc.	395,483
23,500	[2]	Spirit Airlines, Inc.	401,380
4,400	[2]	Teledyne Technologies, Inc.	278,916
8,500		Textron, Inc.	222,445
2

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
23,853		Trinity Industries, Inc.	$714,874
26,600	[2]	Verisk Analytics, Inc.	1,266,426
908		Wabtec Corp.	72,903
		TOTAL	12,015,383
		Information Technology—18.9%
83,800		Amadeus IT Holding SA	1,952,368
2,600		Apple, Inc.	1,734,876
23,900		Avago Technologies Ltd.	833,273
9,906	[2]	Check Point Software Technologies Ltd.	477,073
7,593	[2]	Citrix Systems, Inc.	581,396
49,400	[2]	Comverse Technology, Inc.	303,810
9,904	[2]	CoStar Group, Inc.	807,572
3,400	[2]	Demandware, Inc.	107,950
19,300	[2]	eBay, Inc.	934,313
6,437	[2]	Eloqua, Inc.	127,131
875	[2]	Google, Inc.	660,187
7,800	[2]	IPG Photonics Corp.	446,940
700	[2]	LinkedIn Corp.	84,280
3,800	[2]	Mail.RU Group Ltd., GDR	126,882
11,833	[2,3,4]	Mail.RU Group Ltd., Series 144A, GDR	395,104
2,832		Mercadolibre, Inc.	233,782
57,762	[2]	Microsemi Corp.	1,159,283
30,300	[2]	Moneygram International, Inc.	452,682
30,300	[2]	NCR Corp.	706,293
34,677	[2]	NIC, Inc.	513,220
42,074	[2]	NXP Semiconductors NV	1,052,271
17,300		Qualcomm, Inc.	1,081,077
13,714	[2]	RADWARE Ltd.	493,978
10,666	[2]	RDA Microelectronics, Inc., ADR	113,273
21,474	[2]	Riverbed Technology, Inc.	499,700
17,897	[2]	STR Holdings, Inc.	55,481
47,373	[2]	TNS, Inc.	708,226
18,102	[2]	The Active Network, Inc.	226,818
5,956	[2]	Tyler Technologies, Inc.	262,183
4,200	[2]	VMware, Inc., Class A	406,308
29,094	[2]	Vantiv, Inc.	626,976
130,470	[2]	Zynga, Inc.	370,535
		TOTAL	18,535,241
		Materials—4.0%
18,500		Eagle Materials, Inc.	855,810
11,600		Eastman Chemical Co.	661,316
10,700		LyondellBasell Industries NV	552,762
55,859	[2]	Mongolian Mining Corp.	25,502
10,456		Reliance Steel & Aluminum Co.	547,371
14,988		Sociedad Quimica Y Minera de Chile, ADR	923,860
5,248		Westlake Chemical Corp.	383,419
		TOTAL	3,950,040
		Telecommunication Services—1.1%
41,869	[2]	TW Telecom, Inc.	1,091,525
3

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Utilities—0.9%
14,403	[2]	Calpine Corp.	$249,172
8,400		ITC Holdings Corp.	634,872
		TOTAL	884,044
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,572,247)	91,559,572
		WARRANTS—0.6%
		Health Care—0.6%
5,034	[2]	Alexza Pharmaceuticals, Inc., Warrants	1,956
17,387	[2]	Corcept Therapeutics, Inc., Warrants	22,344
7,909	[2]	Cyclacel Pharmaceuticals, Inc., Warrants	1,194
71,998	[2]	Dynavax Technologies Corp., Warrants	283,471
12,443	[2]	Favrille, Inc., Warrants	0
32,007	[2]	Threshold Pharmaceuticals, Inc., Warrants	173,996
128,250	[2,5]	Zogenix, Inc., Warrants	73,949
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	556,910
		Corporate Bonds—0.8%
		Financials—0.1%
$96,000	[3,4]	TICC Capital Corp., Conv. Bond, Series 144A, 7.50%, 11/1/2017	97,595
		Health Care—0.7%
255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	286,306
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	407,804
		TOTAL	694,110
		TOTAL CORPORATE BONDS (IDENTIFIED COST $681,000)	791,705
		Repurchase AgreementS—5.7%
5,125,000		Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	5,125,000
494,000		Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776 (purchased with proceeds from securities lending collateral).	494,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	5,619,000
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $71,889,039)[6]	98,527,187
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[7]	(251,971)
		TOTAL NET ASSETS—100%	$98,275,216
4

At September 30, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts sold:
10/2/2012	28,585 Brazilian Real	$14,066	$(34)
10/3/2012	33,003 Hong Kong Dollar	$4,256	$0
10/4/2012	151,475 Hong Kong Dollar	$19,534	$(1)
10/2/2012	19,308 Singapore Dollar	$15,739	$6
10/2/2012	213,547 Singapore Dollar	$173,913	$(99)
10/2/2012	213,483 Singapore Dollar	$173,913	$(46)
10/2/2012	192,037 Singapore Dollar	$156,522	$38
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(136)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,202 and $526, respectively. This is based on the contracts held as of each month-end throughout the period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$486,356	$494,000
2	Non-income producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $492,699, which represented 0.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $492,699, which represented 0.5% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2012, the cost of investments for federal tax purposes was $71,889,039. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and b) outstanding foreign currency commitments was $26,638,148. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,192,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,554,542.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
5

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$64,274,735	$—	$—	$64,274,735
International	26,889,733	395,104[1]	—	27,284,837
Debt Securities:
Corporate Bonds	—	791,705	—	791,705
Warrants	—	482,961	73,949	556,910
Repurchase Agreements	—	5,619,000	—	5,619,000
TOTAL SECURITIES	$91,164,468	$7,288,770	$73,949	$98,527,187
OTHER FINANCIAL INSTRUMENTS[2]	$(136)	$—	$—	$(136)
1	Includes $354,614 of a security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using a valuation technique utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—30.1%
	Consumer Discretionary—3.1%
51,500	American Eagle Outfitters, Inc.	$1,085,620
27,700	GameStop Corp.	581,700
34,860	Gannett Co., Inc.	618,765
14,985	Limited Brands	738,161
60,055	Meredith Corp.	2,101,925
28,815	Regal Entertainment Group	405,427
7,513	Six Flags Entertainment Corp.	441,764
3,735	Target Corp.	237,061
	TOTAL	6,210,423
	Consumer Staples—3.9%
60,115	Altria Group, Inc.	2,007,240
14,460	ConAgra Foods, Inc.	398,951
9,500	Kimberly-Clark Corp.	814,910
12,050	Lorillard, Inc.	1,403,223
19,450	Philip Morris International, Inc.	1,749,333
32,625	Reynolds American, Inc.	1,413,967
	TOTAL	7,787,624
	Energy—4.2%
30,299	ARC Resources Ltd.	736,595
29,465	Baytex Energy Corp.	1,400,269
26,200	Bonavista Energy Corp.	464,783
30,495	ConocoPhillips	1,743,704
32,960	Crescent Point Energy Corp.	1,459,413
14,945	Royal Dutch Shell PLC	1,037,332
29,794	Vermilion Energy, Inc.	1,400,145
	TOTAL	8,242,241
	Financials—1.8%
11,400	Bank of Hawaii Corp.	520,068
14,010	Cincinnati Financial Corp.	530,839
43,250	Hospitality Properties Trust	1,028,485
54,570	Hudson City Bancorp, Inc.	434,377
29,060	Mercury General Corp.	1,123,169
	TOTAL	3,636,938
	Health Care—6.3%
6,095	Abbott Laboratories	417,873
48,661	Bristol-Myers Squibb Co.	1,642,309
38,405	GlaxoSmithKline PLC, ADR	1,775,847
23,365	Johnson & Johnson	1,610,082
38,775	Lilly (Eli) & Co.	1,838,323
58,114	Merck & Co., Inc.	2,620,942
100,044	Pfizer, Inc.	2,486,093
	TOTAL	12,391,469
	Industrials—2.4%
25,050	Deluxe Corp.	765,528
30,200	Donnelley (R.R.) & Sons Co.	320,120
1

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
134,905	General Electric Co.	$3,063,693
25,600	Pitney Bowes, Inc.	353,792
4,250	United Parcel Service, Inc.	304,172
	TOTAL	4,807,305
	Information Technology—0.6%
3,950	Harris Corp.	202,319
25,730	Intel Corp.	583,556
6,300	Maxim Integrated Products, Inc.	167,706
6,395	Seagate Technology	198,245
	TOTAL	1,151,826
	Materials—0.4%
16,950	Lyondellbasell Industries, Class A	875,637
	Telecommunication Services—4.2%
63,714	AT&T, Inc.	2,402,018
38,940	BCE, Inc.	1,711,024
28,280	CenturyLink, Inc.	1,142,512
39,250	Verizon Communications	1,788,622
41,990	Vodafone Group PLC, ADR	1,196,505
	TOTAL	8,240,681
	Utilities—3.2%
5,180	Ameren Corp.	169,231
12,645	American Electric Power Co., Inc.	555,621
15,730	DTE Energy Co.	942,856
3,885	FirstEnergy Corp.	171,329
28,595	Huaneng Power International, Inc., ADR	855,848
10,184	Integrys Energy Group, Inc.	531,605
16,605	National Grid PLC, ADR	919,253
27,360	NiSource, Inc.	697,133
17,025	Pepco Holdings, Inc.	321,772
3,175	Pinnacle West Capital Corp.	167,640
10,970	Public Service Enterprises Group, Inc.	353,015
25,825	Scottish & Southern Energy PLC, ADR	583,645
	TOTAL	6,268,948
	TOTAL COMMON STOCKS (IDENTIFIED COST $53,092,343)	59,613,092
	PREFERRED STOCKS—8.2%
	Consumer Discretionary—0.5%
21,470	Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 04/1/2014, Annual Dividend $2.94	948,330
	Consumer Staples—0.2%
5,000	Bunge Ltd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	487,467
	Energy—0.4%
15,900	Apache Corp., Conv. Pfd., 6.00%, 08/1/2013, Annual Dividend $3.00	773,535
	Financials—3.0%
26,370	Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	2,557,363
44,400	Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 04/1/2013, Annual Dividend $1.81	848,040
17,500	New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	862,925
550	Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	680,900
17,000	Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	964,869
	TOTAL	5,914,097
2

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Industrials—2.0%
122,000	[1,2]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	$1,078,785
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	900,900
34,200		United Technologies Corp., Conv. Pfd., 7.50%, 08/1/2015, Annual Dividend $4.80	1,918,620
		TOTAL	3,898,305
		Materials—0.3%
16,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 09/15/2013, Annual Dividend $3.00	673,966
		Utilities—1.8%
22,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,104,704
17,200		NextEra Energy, Inc., Conv. Pfd., 7.00%, 09/1/2013, Annual Dividend $3.50	941,700
26,780		PPL Corp., Conv. Pfd., 9.50%, 07/1/2013, Annual Dividend $4.75	1,434,069
		TOTAL	3,480,473
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,367,905)	16,176,173
		Adjustable Rate Mortgage—0.0%
$45,139		Federal National Mortgage Association, 5.800%, 09/1/2037 (IDENTIFIED COST $45,463)	48,110
		Collateralized Mortgage Obligations—4.4%
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 05/15/2045	389,866
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 05/15/2045	628,851
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	60,860
1,000,000	[1,2]	Federal Home Loan Mortgage Corp., 4.537%, 07/10/2044	1,167,208
1,583,354		Federal National Mortgage Association REMIC 2006-117 GF, 0.567%, 12/25/2036	1,586,649
884,806		Federal National Mortgage Association REMIC 2012-1 F, 0.667%, 02/25/2042	888,360
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 05/10/2045	563,475
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 05/10/2045	673,751
1,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 02/15/2046	1,178,856
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	515,291
1,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 01/10/2045	1,106,367
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,537,179)	8,759,534
		Corporate Bonds—10.8%
		Banking—0.8%
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	121,000
100,000	[1,2]	Banco de Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	108,500
250,000		RSHB Capital S.A., Series REGS, 7.750%, 05/29/2018	295,625
300,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.250%, 09/13/2022	303,750
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	470,036
200,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	214,944
		TOTAL	1,513,855
		Broadcast Radio & TV—0.3%
250,000		Grupo Televisa S.A., 6.625%, 03/18/2025	328,351
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	266,159
		TOTAL	594,510
		Building & Development—0.4%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 04/05/2023	278,750
200,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	213,500
200,000	[1,2]	Odebrecht SA, Series 144A, 5.125%, 06/26/2022	213,500
		TOTAL	705,750
		Building Materials—0.3%
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	278,125
3

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Building Materials—continued
$300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 04/05/2041	$326,250
		TOTAL	604,375
		Cable & Wireless Television—0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	174,937
		Chemicals & Plastics—0.5%
200,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	213,000
500,000	[1,2]	Mexichem SA de CV, Series 144A, 4.875%, 09/19/2022	508,750
300,000	[1,2]	PTT Global Chemical PCL, Series 144A, 4.250%, 09/19/2022	303,702
		TOTAL	1,025,452
		Communications Equipment—0.4%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	850,729
		Conglomerates—0.1%
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 09/25/2019	231,500
		Consumer Non-Cyclical - Food/Beverage—0.1%
270,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	292,317
		Consumer Non-Cyclical - Tobacco—0.1%
180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	217,815
		Diversified Telecommunication Services—0.5%
900,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 01/15/2013	986,868
		Energy - Independent—0.1%
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	187,725
		Finance—0.3%
200,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 09/26/2022	197,500
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	328,500
		TOTAL	526,000
		Financial Institution - Banking—0.4%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	167,959
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	189,160
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	507,671
		TOTAL	864,790
		Financial Institution - Brokerage—0.3%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	400,000
200,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 05/21/2019	214,870
		TOTAL	614,870
		Financial Institution - Finance Noncaptive—0.0%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	98,875
		Government Agency—0.3%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	592,500
		Marine—0.1%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	102,271
		Metals & Mining—0.7%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	227,500
170,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	173,489
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	117,750
200,000	[1,2]	Codelco, Inc., Series 144A, 3.000%, 07/17/2022	202,120
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	349,213
300,000	[1,2]	Volcan Compania Minera S.A., Series 144A, 5.375%, 02/02/2022	325,500
		TOTAL	1,395,572
4

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Mortgage Banks—0.2%
$200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 04/14/2015	$219,000
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	164,250
		TOTAL	383,250
		Oil & Gas—2.7%
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	329,354
275,099		Gazprom International SA, Series REGS, 7.201%, 02/01/2020	311,965
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	351,250
250,000	[1,2]	Gazprom, Series 144A, 4.950%, 07/19/2022	263,425
250,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	334,375
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	602,805
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	283,500
200,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	236,000
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 06/15/2035	630,000
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	315,319
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	226,400
1,300,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,179,750
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	197,025
		TOTAL	5,261,168
		Steel—0.1%
200,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 09/21/2019	224,000
		Telecommunications & Cellular—0.7%
200,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	206,648
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	109,000
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.000%, 02/15/2020	206,000
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	223,500
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	106,310
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	106,310
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	420,500
		TOTAL	1,378,268
		Utilities—1.2%
200,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	232,250
500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 05/26/2021	563,750
250,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 02/14/2042	280,625
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	176,100
250,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 02/10/2017	270,307
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	580,750
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	209,250
		TOTAL	2,313,032
		Utility - Electric—0.1%
300,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	270,885
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,374,346)	21,411,314
		FOREIGN GOVERNMENTS/AGENCIES—7.4%
		Sovereign—7.4%
810,330		Argentina, Government of, Note, 8.280%, 12/31/2033	636,109
3,132,000		Argentina, Government of, Note, 0.044%, 12/15/2035	408,726
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	366,000
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 06/02/2017	292,500
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	115,675
144,833		Brazil, Government of, Note, 8.000%, 01/15/2018	172,352
5

Shares or Principal Amount			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	$255,500
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	372,600
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	554,750
800,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	1,060,000
250,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 02/01/2022	310,000
400,000		Panama, Government of, 6.700%, 01/26/2036	562,000
636,000		Peru, Government of, 6.550%, 03/14/2037	936,510
600,000		Philippines, Government of, 6.375%, 01/15/2032	811,500
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 09/28/2021	211,500
350,000		Republic of Venezuela, Series REGS, 7.750%, 10/13/2019	301,875
1,585,850		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	2,002,135
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	125,880
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	108,750
350,000		Turkey, Government of, 7.000%, 09/26/2016	405,125
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	570,000
150,000		Turkey, Government of, Note, 7.375%, 02/05/2025	194,625
500,000		United Mexican States, Note, 5.125%, 01/15/2020	597,500
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 03/15/2022	1,090,500
350,000		Uruguay, Government of, 7.625%, 03/21/2036	545,125
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	145,400
1,300,000		Venezuela, Government of, 9.375%, 01/13/2034	1,153,750
480,000		Venezuela, Government of, Note, 7.650%, 04/21/2025	375,600
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $12,326,204)	14,681,987
		Mortgage-Backed Securities—5.9%
		Federal Home Loan Mortgage Corporation—2.1%
$955,884		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 09/1/2040	1,025,895
1,052,015		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	1,127,382
321,435		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 01/1/2041	344,977
1,244,244		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	1,333,383
115,146		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/1/2023	123,459
175,531		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 03/1/2026	186,474
		TOTAL	4,141,570
		Federal National Mortgage Association—3.7%
1,600,000		Federal National Mortgage Association, 3.000%, 30 Year, 10/1/2042	1,689,247
714,581		Federal National Mortgage Association Pool AB3744, 4.000%, 30 Year, 10/1/2041	768,649
1,698,626		Federal National Mortgage Association Pool AJ5705, 4.000%, 30 Year, 12/1/2041	1,827,151
1,500,000		Federal National Mortgage Association Pool AK7606, 3.000%, 30 Year, 09/1/2042	1,584,783
99,661		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/1/2042	106,855
797,662		Federal National Mortgage Association Pool AO9674, 3.500%, 30 Year, 07/1/2042	855,243
96,478		Federal National Mortgage Association Pool MA1044, 3.000%, 30 Year, 04/1/2042	101,932
500,000		Federal National Mortgage Association Pool MA1175, 3.000%, 30 Year, 09/1/2042	528,260
		TOTAL	7,462,120
		Government National Mortgage Association—0.1%
23,971		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	27,805
13,345		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	15,530
6

Shares or Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$32,093		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	$36,978
49,286		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	56,838
		TOTAL	137,151
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,375,746)	11,740,841
		U.S. Treasury—3.1%
609,936		U.S. Treasury Inflation-Protected Note, 0.625%, 07/15/2021	697,881
1,900,000	[3,4]	United States Treasury Bill, 0.055%, 10/25/2012	1,899,934
3,200,000	[3,4]	United States Treasury Bill, 0.105%, 11/23/2012	3,199,639
350,000		United States Treasury Note, 3.500%, 05/15/2020	409,984
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,181,194)	6,207,438
		MUTUAL FUND—26.4%
7,496,430	[5]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $48,969,664)	52,400,049
		Repurchase Agreement—4.2%
$8,307,000		Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	8,307,000
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $184,577,044)[6]	199,345,538
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(904,286)
		TOTAL NET ASSETS—100%	$198,441,252
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8S&P 500 Index Long Futures	282	$101,111,100	December 2012	$1,042,484
[8]United States Treasury Bond 30-Year Short Futures	35	$5,228,125	December 2012	$(34,304)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,008,180
The average notional value of long and short futures contracts held by the Fund throughout the period was $62,534,816 and $7,983,744, respectively. This is based on amounts held as of each month-end throughout the period.
At September 30, 2012, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 18 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2017
Implied Credit Spread at 9/30/2012[9]	4.46%
Notional Amount	$4,950,000
Market Value	$(26,267)
Upfront Premiums Paid	$(99,000)
Unrealized Depreciation	$(125,267)
The average notional amount of swap contracts held by the Fund throughout the period was $990,000. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
7

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $12,632,454, which represented 6.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $12,632,454, which represented 6.4% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Discount rate at time of purchase.
5	Affiliated holding.
6	At September 30, 2012, the cost of investments for federal tax purposes was $184,618,080. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) futures contracts and c) swap contracts was $14,727,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,513,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,786,113.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
8

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$44,998,551	$—	$—	$44,998,551
International	14,614,541	—	—	14,614,541
Preferred Stocks
Domestic	12,971,086	2,043,654[1]	—	15,014,740
International	1,161,433	—	—	1,161,433
Debt Securities:
Adjustable Rate Mortgage	—	48,110	—	48,110
Collateralized Mortgage Obligations	—	8,759,534	—	8,759,534
Corporate Bonds	—	21,411,314	—	21,411,314
Foreign Governments/Agencies	—	14,681,987	—	14,681,987
Mortgage-Backed Securities	—	11,740,841	—	11,740,841
U.S. Treasury	—	6,207,438	—	6,207,438
Mutual Fund	52,400,049	—	—	52,400,049
Repurchase Agreement	—	8,307,000	—	8,307,000
TOTAL SECURITIES	$126,145,660	$73,199,878	$—	$199,345,538
OTHER FINANCIAL INSTRUMENTS[2]	$1,008,180	$(26,267)	$—	$981,913
1	Includes $483,817 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
REMIC	—Real Estate Mortgage Investment Conduit
9
Federated Prime Money Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount
		Asset-Backed Securities—3.1%
		Finance - Automotive—0.6%
$2,832		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	$2,832
500,000		Ally Auto Receivables Trust 2012-SN1, Class A1, 0.250%, 9/20/2013	500,000
575,212	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	575,212
		TOTAL	1,078,044
		Finance - Equipment—1.4%
1,150,979	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	1,150,979
615,104	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	615,104
621,651	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	621,651
		TOTAL	2,387,734
		Finance - Retail—1.1%
1,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.419%, 10/21/2012	1,000,000
1,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.421%, 10/15/2012	1,000,000
		TOTAL	2,000,000
		TOTAL ASSET-BACKED SECURITIES	5,465,778
		Bank Note—1.2%
		Finance - Banking—1.2%
2,000,000		Bank of America N.A., 0.420%, 12/14/2012	2,000,000
		Certificates of Deposit—36.4%
		Finance - Banking—36.4%
5,000,000		BNP Paribas SA, 0.310%, 10/2/2012	5,000,000
2,000,000	[3]	Bank of Montreal, 0.406%, 10/31/2012	2,000,000
5,000,000	[3]	Bank of Nova Scotia, Toronto, 0.378%, 10/9/2012	5,000,000
7,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.350% - 0.360%, 10/18/2012 - 11/21/2012	7,000,000
7,800,000		Barclays Bank PLC, 0.330% - 0.350%, 10/30/2012 - 11/20/2012	7,800,000
2,000,000		Branch Banking & Trust Co., 0.390%, 1/18/2013	2,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.307%, 10/24/2012	2,000,000
1,000,000		Credit Agricole Corporate and Investment Bank, 0.440%, 10/4/2012	1,000,000
5,000,000		Credit Suisse, Zurich, 0.230%, 11/26/2012	5,000,000
6,000,000		Deutsche Bank AG, 0.300% - 0.380%, 11/8/2012 - 1/28/2013	6,000,000
4,000,000		Mizuho Corporate Bank Ltd., 0.240%, 10/29/2012	4,000,000
2,000,000		National Australia Bank Ltd., Melbourne, 0.355%, 10/4/2012	2,000,000
2,000,000		Natixis, 0.400%, 10/1/2012	2,000,000
3,000,000		Rabobank Nederland NV, Utrecht, 0.310%, 12/6/2012	3,000,000
8,000,000		Sumitomo Mitsui Banking Corp., 0.330%, 10/31/2012 - 11/5/2012	8,000,000
2,000,000	[3]	Toronto Dominion Bank, 0.428%, 10/10/2012	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	63,800,000
		Collateralized Loan Agreements—13.1%
		Finance - Banking—13.1%
4,000,000		Citigroup Global Markets, Inc., 0.588%, 10/1/2012	4,000,000
2,000,000		Credit Suisse Securities (USA) LLC, 0.862%, 10/23/2012	2,000,000
3,000,000		Goldman Sachs & Co., 0.477%, 10/2/2012	3,000,000
3,000,000		JPMorgan Securities LLC, 0.456%, 10/3/2012	3,000,000
8,000,000		RBC Capital Markets, LLC, 0.264%, 10/11/2012	8,000,000
3,000,000		RBS Securities, Inc., 0.426%, 10/1/2012	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	23,000,000
1

Principal Amount
		Commercial Paper—24.5%[4]
		Aerospace/Auto—0.7%
$400,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.420%, 10/11/2012	$399,954
800,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.460%, 10/5/2012	799,959
		TOTAL	1,199,913
		Finance - Automotive—4.5%
8,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.421% - 0.451%, 1/2/2013 - 1/15/2013	7,990,478
		Finance - Banking—9.1%
3,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	2,998,313
3,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.440%, 10/22/2012	2,999,230
2,000,000		ING (U.S.) Funding LLC, 0.365%, 10/9/2012	1,999,838
1,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.341%, 10/1/2012	1,000,000
7,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012 - 1/3/2013	6,993,078
		TOTAL	15,990,459
		Finance - Commercial—4.6%
3,000,000	[1,2]	Alpine Securitization Corp., 0.240%, 11/26/2012	2,998,880
5,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.350%, 10/22/2012	4,998,979
		TOTAL	7,997,859
		Finance - Retail—4.6%
2,000,000	[1,2]	Barton Capital LLC, 0.350%, 11/2/2012	1,999,378
1,000,000	[1,2]	Jupiter Securitization Company LLC, 0.331%, 3/7/2013	998,561
5,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 1/16/2013	4,994,798
		TOTAL	7,992,737
		Mining—0.5%
850,000	[1,2]	Xstrata Finance Canada Ltd., (GTD by Xstrata PLC), 0.500% - 0.510%, 10/5/2012 - 11/8/2012	849,834
		Utility Gas—0.5%
870,000	[1,2]	Northeast Utilities, 0.390% - 0.410%, 10/1/2012 - 10/11/2012	869,935
		TOTAL COMMERCIAL PAPER	42,891,215
		Corporate Bonds—4.4%
		Diversified—0.6%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,013,746
		Finance - Commercial—3.8%
500,000	[3]	General Electric Capital Corp., 0.575%, 11/1/2012	499,805
576,000		General Electric Capital Corp., 2.800%, 1/8/2013	579,458
2,738,000		General Electric Capital Corp., 4.800%, 5/1/2013	2,802,467
545,000		General Electric Capital Corp., 5.250%, 10/19/2012	546,156
2,180,000		General Electric Capital Corp., 5.450%, 1/15/2013	2,210,542
		TOTAL	6,638,427
		TOTAL CORPORATE BONDS	7,652,174
		Notes—Variable—8.3%[3]
		Finance - Banking—8.0%
2,490,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.180%, 10/4/2012	2,490,000
3,375,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 10/4/2012	3,375,000
5,450,000		JPMorgan Chase Bank, N.A., 0.482%, 10/29/2012	5,450,000
240,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003—B), (Fulton Bank LOC), 1.650%, 10/4/2012	240,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.200%, 10/3/2012	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 10/3/2012	775,000
940,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.250%, 10/1/2012	940,000
		TOTAL	14,045,000
2

Principal Amount
	Notes—Variable—continued[3]
	Finance - Commercial—0.3%
$500,000	General Electric Capital Corp., 0.509%, 12/20/2012	$498,336
	TOTAL NOTES—VARIABLE	14,543,336
	Repurchase Agreements—8.5%
10,927,000	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	10,927,000
4,000,000	Interest in $309,540,000 joint repurchase agreement 0.21%, dated 9/28/2012 under which RBS Securities, Inc. will repurchase a security provided as collateral for $309,545,417 on 10/1/2011. The security provided as collateral at the end of the period held with JP Morgan & Chase Co., tri-party agent, was a U.S. Treasury security maturing on 8/15/2019 and the market value of that underlying security was $315,733,513.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	14,927,000
	TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	174,279,503
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	878,025
	TOTAL NET ASSETS—100%	$175,157,528
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $27,871,537, which represented 15.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $27,871,537, which represented 15.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
4
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		Corporate Bonds—83.0%
		Basic Industry - Chemicals—1.7%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	$352,371
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	680,720
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	425,695
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	888,000
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,496,123
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,044,387
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	472,772
		TOTAL	5,360,068
		Basic Industry - Metals & Mining—3.7%
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	970,427
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	759,662
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	105,079
340,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	346,977
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	638,999
660,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	648,127
490,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	502,595
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	289,088
80,000		ArcelorMittal, Sr. Unsecd. Note, 7.00%, 3/1/2041	72,193
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	955,504
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	896,133
675,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	682,156
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,111,800
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	713,291
280,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	301,465
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	474,244
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	542,688
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,594,710
		TOTAL	11,605,138
		Basic Industry - Paper—1.0%
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	491,080
300,000		Westvaco Corp., 7.65%, 3/15/2027	342,112
1,100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,259,397
950,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	1,131,420
		TOTAL	3,224,009
		Capital Goods - Aerospace & Defense—0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	570,000
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	353,717
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	340,191
		TOTAL	1,263,908
		Capital Goods - Building Materials—0.6%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	706,918
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,216,436
		TOTAL	1,923,354
		Capital Goods - Construction Machinery—0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,108,881
1

Principal Amount			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—1.3%
$450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	$466,301
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	384,458
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,148,143
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,342,607
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	773,500
		TOTAL	4,115,009
		Capital Goods - Packaging—0.6%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	486,202
230,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	234,350
300,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	317,062
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	761,096
		TOTAL	1,798,710
		Communications - Media & Cable—0.4%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,223,483
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	113,731
		TOTAL	1,337,214
		Communications - Media Noncable—1.6%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,459,651
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,350,663
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	586,886
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	629,867
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	892,070
		TOTAL	4,919,137
		Communications - Telecom Wireless—2.5%
280,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	289,308
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	552,526
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,910,359
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	805,999
1,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,209,025
		TOTAL	7,767,217
		Communications - Telecom Wirelines—0.9%
1,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,122,283
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,265,570
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	235,800
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	245,000
		TOTAL	2,868,653
		Consumer Cyclical - Automotive—3.7%
1,300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,370,410
300,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	304,011
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	600,573
850,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	866,340
950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	975,730
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	450,743
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	476,786
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,090,119
480,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	547,126
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,996,407
500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	505,139
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	756,569
2

Principal Amount			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$1,300,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	$1,351,769
		TOTAL	11,291,722
		Consumer Cyclical - Entertainment—1.8%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,087,194
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,243,831
450,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	553,947
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	625,542
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,129,455
		TOTAL	5,639,969
		Consumer Cyclical - Lodging—0.6%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	488,265
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,284,123
		TOTAL	1,772,388
		Consumer Cyclical - Retailers—0.4%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	372,656
260,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	354,924
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	412,498
		TOTAL	1,140,078
		Consumer Cyclical - Services—0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	313,339
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	386,728
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	474,720
		TOTAL	1,174,787
		Consumer Non-Cyclical - Food/Beverage—2.1%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,126,286
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	1,026,976
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	714,552
1,610,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,756,774
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	478,933
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	837,792
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	499,937
		TOTAL	6,441,250
		Consumer Non-Cyclical - Health Care—0.2%
270,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	283,171
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	414,633
		TOTAL	697,804
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	968,530
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	309,664
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,045,581
		TOTAL	2,323,775
		Consumer Non-Cyclical - Products—0.2%
610,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	620,509
		Consumer Non-Cyclical - Supermarkets—0.3%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	772,666
		Consumer Non-Cyclical - Tobacco—0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	435,630
		Energy - Independent—1.6%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	344,758
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,251,500
3

Principal Amount			Value
		Corporate Bonds—continued
		Energy - Independent—continued
$20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	$21,550
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	942,000
1,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,416,000
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	198,585
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	396,152
350,573	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	368,978
		TOTAL	4,939,523
		Energy - Integrated—1.7%
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	679,997
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	804,889
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,489,330
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,085,362
965,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,058,863
		TOTAL	5,118,441
		Energy - Oil Field Services—1.1%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	308,739
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,441,613
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	503,607
1,000,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,146,966
		TOTAL	3,400,925
		Energy - Refining—0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	363,088
240,000		Valero Energy Corp., 9.375%, 3/15/2019	326,432
		TOTAL	689,520
		Financial Institution - Banking—19.4%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,296,538
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,071,831
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,342,342
825,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	950,500
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,898,750
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,497,787
725,000		Capital One Capital V, 10.25%, 8/15/2039	750,375
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,370,292
2,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	2,895,575
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	703,788
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	165,051
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,023,075
480,000		City National Corp., Note, 5.25%, 9/15/2020	521,902
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,139,629
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,282,853
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	658,656
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,127,233
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,129,802
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	968,242
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,371,018
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,111,640
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,432,209
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,128,051
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	4,034,055
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	644,075
4

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	$540,819
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,066,711
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,312,610
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,268,602
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,187,039
400,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	461,036
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.039%, 3/29/2049	1,245,000
910,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	913,766
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,404,267
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,596,260
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,343,838
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,299,211
		TOTAL	60,154,428
		Financial Institution - Brokerage—2.8%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	563,538
420,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	439,714
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,009,664
850,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	862,926
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	401,655
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	906,559
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,984,094
240,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	258,635
690,000		Nuveen Investments, 5.50%, 9/15/2015	658,950
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,513,237
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	95,518
		TOTAL	8,694,490
		Financial Institution - Finance Noncaptive—4.7%
1,950,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,521,746
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,906,663
1,500,000	[3]	General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,678,401
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	1,684,681
1,800,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,779,750
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,510,382
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.52%, 12/21/2065	753,500
590,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	615,465
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,144,920
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,030,345
		TOTAL	14,625,853
		Financial Institution - Insurance - Life—5.7%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,042,224
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	755,038
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,401,110
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	243,131
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,220,339
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	438,080
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	303,853
2,500,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	3,704,175
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,670,893
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,671,751
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	451,909
5

Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$310,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	$314,231
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,179,960
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	879,271
250,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	291,760
		TOTAL	17,567,725
		Financial Institution - Insurance - P&C—1.4%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	380,563
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	769,101
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	795,334
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,281,250
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,118,250
		TOTAL	4,344,498
		Financial Institution - REITs—4.4%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	481,154
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,437,551
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,004,009
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	219,330
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,854,511
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,176,220
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,118,065
850,000		Liberty Property LP, 6.625%, 10/1/2017	1,014,459
450,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	547,015
1,260,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,383,292
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,835,286
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	519,882
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	832,396
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	331,799
		TOTAL	13,754,969
		Municipal Services—0.9%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	916,587
1,840,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,935,607
		TOTAL	2,852,194
		Sovereign—0.7%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,180,017
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	348,725
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	745,218
		TOTAL	2,273,960
		Technology—3.1%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	424,956
700,000		BMC Software, Inc., 7.25%, 6/1/2018	844,402
190,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	197,149
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	467,214
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,635,055
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	904,076
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,087,262
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	694,840
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	201,869
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	325,641
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	198,599
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	725,100
6

Principal Amount			Value
		Corporate Bonds—continued
		Technology—continued
$500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	$517,273
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	346,022
		TOTAL	9,569,458
		Transportation - Airlines—0.9%
209,910		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	229,851
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,589,212
		TOTAL	2,819,063
		Transportation - Railroads—0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	585,343
130,851		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	154,776
		TOTAL	740,119
		Transportation - Services—1.8%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,027,559
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	569,364
1,560,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,602,362
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,272,446
		TOTAL	5,471,731
		Utility - Electric—5.1%
1,387,496		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,479,349
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,084,541
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	617,212
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,443,401
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	550,301
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	899,185
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	261,132
1,131,715	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,226,628
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,336,713
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	202,964
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,234,148
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	461,058
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	641,362
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	268,487
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	844,640
108,641		Waterford 3 Funding Corp., 8.09%, 1/2/2017	112,926
		TOTAL	15,664,047
		Utility - Natural Gas Distributor—0.4%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	322,900
810,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	882,630
		TOTAL	1,205,530
		Utility - Natural Gas Pipelines—1.2%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,304
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,868,525
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,288,550
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	413,183
		TOTAL	3,585,562
		TOTAL CORPORATE BONDS (IDENTIFIED COST $234,127,061)	257,073,912
		FOREIGN Governments/Agencies—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	259,088
7

Principal Amount			Value
		FOREIGN Governments/Agencies—continued
		Sovereign—continued
$900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	$1,064,250
500,000		Sweden, Government of, 10.25%, 11/1/2015	503,855
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,511)	1,827,193
		Mortgage-Backed Securities—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
2,687		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,175
		Federal National Mortgage Association—0.0%
337		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	374
		Government National Mortgage Association—0.1%
6,388		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,374
8,533		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	9,764
10,405		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	12,042
16,180		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	18,518
22,057		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	25,249
1,999		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,224
15,981		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	18,536
5,220		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	6,006
10,677		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	12,424
32,093		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	36,978
29,428		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	33,938
60,708		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	70,048
1,978		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,321
6,299		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,487
		TOTAL	262,909
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $231,206)	266,458
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
1,360,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $1,360,000)	1,402,704
		Collateralized Mortgage Obligations—0.5%
		Commercial Mortgage—0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,625,997
		U.S. Treasury—13.1%
		U.S. Treasury Bills—0.4%
1,200,000	[3,4]	United States Treasury Bill, 0.055%, 10/25/2012	1,199,958
		U.S. Treasury Notes—12.7%
800,000		United States Treasury Note, 0.500%, 7/31/2017	796,206
37,250,000		United States Treasury Note, 0.875%, 11/30/2016	37,849,941
600,000	[3]	United States Treasury Note, 1.500%, 8/31/2018	623,677
		TOTAL	39,269,824
		TOTAL U.S. TREASURY (IDENTIFIED COST $40,293,305)	40,469,782
8

Principal Amount		Value
	Repurchase Agreement—1.2%
$3,785,000	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776. (AT COST)	$3,785,000
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $282,907,403)[5]	306,451,046
	OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	3,122,025
	TOTAL NET ASSETS—100%	$309,573,071
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
7U.S. Treasury Bond 30-Year Short Futures	290	$43,318,750	December 2012	$(284,232)
7U.S. Treasury Note 2-Year Short Futures	100	$22,053,125	December 2012	$(17,002)
7U.S. Treasury Note 5-Year Long Futures	80	$9,970,625	December 2012	$52,945
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(248,289)
The average notional value of long and short futures contracts held by the Fund throughout the period was $25,186,023 and $94,158,500, respectively. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $58,082,319, which represented 18.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $56,703,365, which represented 18.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,087,194
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	5/14/1999 - 9/29/1999	$248,411	$291,760
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Discount rate at time of purchase.
5	At September 30, 2012, the cost of investments for federal tax purposes was $282,907,403. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $23,543,643. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,579,340 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,035,697.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
9

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$257,073,912	$—	$257,073,912
Foreign Governments/Agencies	—	1,827,193	—	1,827,193
Mortgage-Backed Securities	—	266,458	—	266,458
Municipal Bond	—	1,402,704	—	1,402,704
Collateralized Mortgage Obligations	—	1,625,997	—	1,625,997
U.S. Treasury	—	40,469,782	—	40,469,782
Repurchase Agreement	—	3,785,000	—	3,785,000
TOTAL SECURITIES	$—	$306,451,046	$—	$306,451,046
OTHER FINANCIAL INSTRUMENTS*	$(248,289)	$—	$—	$(248,289)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
REIT	—Real Estate Investment Trust
11
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		U.S. TREASURY OBLIGATONS—9.4%
$2,000,000		United States Treasury Bonds, 3.750%, 8/15/2041	$2,394,188
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,655,527
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	596,827
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,197,305
3,000,000	[1]	United States Treasury Notes, 2.625%, 6/30/2014	3,124,723
9,500,000		United States Treasury Notes, 3.125%, 5/15/2021	10,864,437
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $21,730,162)	23,833,007
		GOVERNMENT AGENCIES—5.2%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,347,987
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,675,853
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,711,827
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	110,062
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,442,106
5,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	5,851,898
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,362,605)	13,139,733
		Mortgage-Backed Securities—55.2%
		Federal Home Loan Mortgage Corporation—19.0%
5,021,820		Federal Home Loan Mortgage Corp., 3.500%, 6/1/2032 - 7/1/2042	5,415,500
13,518,813		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	14,561,256
8,817,222		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	9,589,957
11,740,115		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	12,856,421
3,401,095		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	3,751,377
448,205		Federal Home Loan Mortgage Corp., 6.500%, 12/1/2021 - 5/1/2031	506,733
1,099,176		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,259,019
104,398		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	122,493
13,689		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	16,389
6,347		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	7,495
		TOTAL	48,086,640
		Federal National Mortgage Association—22.5%
10,973,406	[2]	Federal National Mortgage Association, 3.500%, 1/1/2021 - 10/1/2042	11,746,414
18,769,579	[2]	Federal National Mortgage Association, 4.000%, 12/1/2041 - 10/1/2042	20,372,876
6,560,750		Federal National Mortgage Association, 4.500%, 12/1/2019 - 1/1/2042	7,156,044
4,100,722		Federal National Mortgage Association, 5.000%, 7/1/2034 - 7/1/2040	4,486,854
3,759,428		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	4,137,644
7,301,693		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	8,067,076
396,914		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	456,507
510,070		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	582,942
20,249		Federal National Mortgage Association, 7.500%, 8/1/2028 - 2/1/2030	23,747
28,270		Federal National Mortgage Association, 8.000%, 7/1/2030	33,673
		TOTAL	57,063,777
		Government National Mortgage Association—13.7%
10,901,987		Government National Mortgage Association, 3.500%, 6/15/2042	11,951,728
10,801,760		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	11,944,180
1,624,574		Government National Mortgage Association, 5.000%, 7/15/2034	1,802,262
1,315,017		Government National Mortgage Association, 5.500%, 5/20/2035	1,482,130
1

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$5,729,124		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	$6,486,463
964,908		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,110,531
35,226		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	41,352
3,180		Government National Mortgage Association, 8.000%, 4/15/2030	3,788
11,508		Government National Mortgage Association, 9.500%, 11/15/2016	12,338
		TOTAL	34,834,772
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $130,437,159)	139,985,189
		Collateralized Mortgage Obligations—18.5%
1,572,839		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,595,194
1,730,671		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,636,838
640,847		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	553,063
3,203,772	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,223,606
457,434	[5]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.621%, 8/15/2036	459,670
3,579,651		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,918,637
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,319,303
3,450,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	3,672,265
760,986	[5]	Federal National Mortgage Association REMIC 2006-43 FL, 0.617%, 6/25/2036	764,965
1,530,236	[5]	Federal National Mortgage Association REMIC 2006-58 FP, 0.517%, 7/25/2036	1,534,513
2,313,844	[5]	Federal National Mortgage Association REMIC 2006-81 FB, 0.567%, 9/25/2036	2,324,706
2,575,668	[5]	Federal National Mortgage Association REMIC 2006-85 PF, 0.597%, 9/25/2036	2,584,955
600,850	[5]	Federal National Mortgage Association REMIC 2006-93 FM, 0.597%, 10/25/2036	602,935
3,101,627		Federal National Mortgage Association REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,227,193
6,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,406,973
2,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	2,430,801
659,125		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	645,611
272,589		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	273,393
946,604		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	952,167
1,855,762		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,906,418
1,928,541		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,956,278
2,170,443		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,002,918
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,767,479)	46,992,402
		Commercial Mortgage-Backed Securities—12.3%
2,708,300	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,870,111
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,535,023
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,870,900
2,392,055	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,622,874
2,382,327	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,547,167
2,673,210	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,802,278
2,100,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,259,722
1,821,770		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	1,838,615
4,276,829		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,366,876
3,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,712,273
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,603,733
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,671,448)	31,029,572
		Repurchase Agreements—2.8%
5,799,000	[5]	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	5,799,000
2

Principal Amount			Value
		Repurchase Agreements—continued
$1,164,000	[6]	Interest in $260,224,000 joint repurchase agreement 0.17%, dated 9/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $260,258,407 on 10/11/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $265,944,012.	$1,164,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	6,963,000
		TOTAL INVESTMENTS—103.4% (IDENTIFIED COST $245,931,853)[7]	261,942,903
		OTHER ASSETS AND LIABILITIES - NET— (3.4)%[8]	(8,528,864)
		TOTAL NET ASSETS—100%	$253,414,039
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9]United States Treasury Note 10-Year Short Futures	80	$10,678,750	December 2012	$(60,180)
The average notional value of short futures contracts held by the Fund throughout the period was $11,755,375. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $20,800,391, which represented 8.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $20,800,391, which represented 8.2% of total net assets.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At September 30, 2012, the cost of investments for federal tax purposes was $245,931,853. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,011,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,307,630 and net unrealized depreciation from investments for those securities having an excess of cost over value of $296,580.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
4

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$23,833,007	$—	$23,833,007
Government Agencies	—	13,139,733	—	13,139,733
Mortgage-Backed Securities	—	139,985,189	—	139,985,189
Collateralized Mortgage Obligations	—	46,992,402	—	46,992,402
Commercial Mortgage-Backed Securities	—	31,029,572	—	31,029,572
Repurchase Agreements	—	6,963,000	—	6,963,000
TOTAL SECURITIES	$—	$261,942,903	$—	$261,942,903
OTHER FINANCIAL INSTRUMENTS*	$(60,180)	$—	$—	$(60,180)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012